UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Soundpost Partners, LP

Address:  405 Park Avenue
          6th Floor
          New York, New York 10022

13F File Number: 028-12775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Howard Bloom
Title:    Chief Financial Officer
Phone:    (212) 920-8388


Signature, Place and Date of Signing:

/s/ Howard Bloom                New York, New York             May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                        -----------

Form 13F Information Table Entry Total:     66
                                        -----------

Form 13F Information Table Value Total:  $72,111
                                        -----------
                                        (thousands)


List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                       Soundpost Partners, LP
                                                           March 31, 2009


        COLUMN 1              COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7         COLUMN 8
--------------------------  -----------------  ---------  --------  --------------------  ----------  --------  --------------------
                                                           VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS      CUSIP     (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------------------  -----------------  ---------  --------  -------    ---  ----  ----------  --------  ------- ------  ----
A C MOORE ARTS & CRAFTS INC   COM              00086T103     236     125,000    SH           SOLE       NONE    125,000
ADVANTA CORP                  CL B             007942204     413     625,000    SH           SOLE       NONE    625,000
ALPHA NATURAL RESOURCES INC   NOTE 2.375% 4/1  02076XAA0   1,367   2,109,000   PRN           SOLE       NONE  2,109,000
AMERICAN REPROGRAPHICS CO     COM              029263100     531     150,000    SH           SOLE       NONE    150,000
ARMSTRONG WORLD INDS INC NEW  COM              04247X102     440      40,000    SH           SOLE       NONE     40,000
BIOFORM MEDICAL INC           COM              09065G107     378     310,000    SH           SOLE       NONE    310,000
BIOMIMETIC THERAPEUTICS INC   COM              09064X101     710     100,000    SH           SOLE       NONE    100,000
CHARMING SHOPPES INC          COM              161133103     420     300,000    SH           SOLE       NONE    300,000
CHIPMOS TECH BERMUDA LTD      SHS              G2110R106     981   2,650,000    SH           SOLE       NONE  2,650,000
CONSECO INC                   COM NEW          208464883   3,128   3,400,000    SH           SOLE       NONE  3,400,000
CRAY INC                      COM NEW          225223304   1,925     550,000    SH           SOLE       NONE    550,000
DANA HOLDING CORP             COM              235825205     506   1,100,000    SH           SOLE       NONE  1,100,000
EPICOR SOFTWARE CORP          NOTE 2.375% 5/1  29426LAA6   1,278   2,000,000   PRN           SOLE       NONE  2,000,000
FLOW INTERNATIONAL CORP       COM              343468104     810     500,000    SH           SOLE       NONE    500,000
FUEL SYS SOLUTIONS INC        COM              35952W103   1,014      75,200    SH           SOLE       NONE     75,200
GFI GROUP INC                 COM              361652209   4,013   1,250,000    SH           SOLE       NONE  1,250,000
GRAFTECH INTL LTD             COM              384313102   2,156     350,000    SH           SOLE       NONE    350,000
HARDINGE INC                  COM              412324303     446     160,000    SH           SOLE       NONE    160,000
HUDSON HIGHLAND GROUP INC     COM              443792106     122     110,000    SH           SOLE       NONE    110,000
HYPERCOM CORP                 COM              44913M105      38      40,000    SH           SOLE       NONE     40,000
IAC INTERACTIVECORP           COM PAR $.001    44919P508   3,046     200,000    SH           SOLE       NONE    200,000
INFOSPACE INC                 COM NEW          45678T201     520     100,000    SH           SOLE       NONE    100,000
INTERFACE INC                 CL A             458665106     224      75,000    SH           SOLE       NONE     75,000
JETBLUE AIRWAYS CORP          COM              477143101     548     150,000    SH           SOLE       NONE    150,000
JOHN BEAN TECHNOLOGIES CORP   COM              477839104     941      90,000    SH           SOLE       NONE     90,000
KEYNOTE SYS INC               COM              493308100     793     100,000    SH           SOLE       NONE    100,000
LEAPFROG ENTERPRISES INC      CL A             52186N106     214     155,000    SH           SOLE       NONE    155,000
LIFEPOINT HOSPITALS INC       COM              53219L109   1,043      50,000    SH           SOLE       NONE     50,000
LOUISIANA PAC CORP            COM              546347105   2,007     900,000    SH           SOLE       NONE    900,000
MCG CAPITAL CORP              COM              58047P107   4,133   3,229,098    SH           SOLE       NONE  3,229,098
MIDAS GROUP INC               COM              595626102     317      40,000    SH           SOLE       NONE     40,000
MONOTYPE IMAGING HOLDINGS IN  COM              61022P100     374     100,000    SH           SOLE       NONE    100,000
MONSTER WORLDWIDE INC         COM              611742107     815     100,000    SH           SOLE       NONE    100,000
MSC SOFTWARE CORP             COM              553531104   1,128     200,000    SH           SOLE       NONE    200,000
NATUS MEDICAL INC DEL         COM              639050103   1,915     225,000    SH           SOLE       NONE    225,000
NEWS CORP                     CL B             65248E203   1,155     150,000    SH           SOLE       NONE    150,000
NOBLE INTL LTD                COM              655053106      96     500,000    SH           SOLE       NONE    500,000
OMNICELL INC                  COM              68213N109   1,369     175,000    SH           SOLE       NONE    175,000
PATRIOT CAPITAL FUNDING INC   COM              70335Y104     183     100,000    SH           SOLE       NONE    100,000
PGT INC                       COM              69336V101     973     700,000    SH           SOLE       NONE    700,000
PLANTRONICS INC NEW           COM              727493108     604      50,000    SH           SOLE       NONE     50,000
POINT 360                     COM              730507100     629     511,100    SH           SOLE       NONE    511,100
PRG-SCHULTZ INTERNATIONAL IN  COM NEW          69357C503     114      40,000    SH           SOLE       NONE     40,000
PSYCHIATRIC SOLUTIONS INC     COM              74439H108   1,180      75,000    SH           SOLE       NONE     75,000
RACKABLE SYS INC              COM              750077109     812     200,000    SH           SOLE       NONE    200,000
SANDISK CORP                  COM              80004C101     633      50,000    SH           SOLE       NONE     50,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5   1,828   3,000,000   PRN           SOLE       NONE  3,000,000
SANMINA SCI CORP              COM              800907107      61     200,000    SH           SOLE       NONE    200,000
SELECTICA INC                 COM              816288104     707   1,725,000    SH           SOLE       NONE  1,725,000
SKECHERS U S A INC            CL A             830566105   1,001     150,000    SH           SOLE       NONE    150,000
SLM CORP                      COM              78442P106     990     200,000    SH           SOLE       NONE    200,000
SOAPSTONE NETWORKS INC        COM              833570104     501     140,000    SH           SOLE       NONE    140,000
SOURCE INTERLINK COS INC      COM NEW          836151209      93     500,000    SH           SOLE       NONE    500,000
SPARK NETWORKS INC            COM              84651P100     630     280,000    SH           SOLE       NONE    280,000
SPECIALTY UNDERWRITERS ALLIA  COM              84751T309     334      92,000    SH           SOLE       NONE     92,000
SPDR TR                       UNIT SER 1       78462F103   5,964      75,000    SH           SOLE       NONE     75,000
SUNRISE SENIOR LIVING INC     COM              86768K106   2,890   4,250,000    SH           SOLE       NONE  4,250,000
SUPERVALU INC                 COM              868536103   1,081      75,700        PUT      SOLE       NONE     75,700
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109   1,670     200,000    SH           SOLE       NONE    200,000
THQ INC                       COM NEW          872443403   1,216     400,000    SH           SOLE       NONE    400,000
TOMOTHERAPY INC               COM              890088107     795     300,000    SH           SOLE       NONE    300,000
TRAVELCENTERS OF AMERICA LLC  COM              894174101     494     270,000    SH           SOLE       NONE    270,000
VALUEVISION MEDIA INC         CL A             92047K107   1,416   2,022,243    SH           SOLE       NONE  2,022,243
VERIFONE HLDGS INC            NOTE 1.375% 6/1  92342YAB5   1,624   3,000,000   PRN           SOLE       NONE  3,000,000
WYNDHAM WORLDWIDE CORP        COM              98310W108   1,890     450,000    SH           SOLE       NONE    450,000
ZIPREALTY INC                 COM              98974V107     248      85,000    SH           SOLE       NONE     85,000




SK 25147 0001 990530